Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Condensed Balance Sheets [Line Items]
Amount due from subsidiaries		$ 35,644,714	$ 4,588,838
Cash and cash equivalents		15,851	2,041
Total current assets		35,660,565	4,590,879	8,775
Intangible assets		13,541,442	1,743,301
Interests in a subsidiary		780	100	780
Total non-current assets		13,542,222	1,743,401	780
Total assets		49,202,787	6,334,280	9,555
Accrual		1,087,478	140,000
Total liabilities		1,087,478	140,000	149,867
Ordinary shares (par value $0.0000625 per share; 780,000,000 Class A ordinary shares authorized, 15,000,000 Class A ordinary shares issued and outstanding as of December 31, 2023 and 17,320,000 Class A ordinary shares issued and outstanding as of December 31, 2024; 20,000,000 Class B ordinary shares authorized, 3,000,000 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)*	[1]	9,906	1,275	8,775
Additional paid-up capital		50,994,645	6,564,961
Accumulated losses		(2,889,242)	(371,956)	(149,087)
Total shareholders’ (deficit) equity		48,115,309	6,194,280	(140,312)
Total liabilities and shareholders’ (deficit) equity		49,202,787	6,334,280	9,555
Shareholder [Member]
Schedule of Condensed Balance Sheets [Line Items]
Amount due from the shareholder				8,775
Subsidiary [Member]
Schedule of Condensed Balance Sheets [Line Items]
Amounts due to a subsidiary				$ 149,867

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.